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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21623

                    Pioneer Equity Opportunity Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Equity Opportunity Fund

 Schedule of Investments 8/31/12

 Shares

 Value

 COMMON STOCKS - 102.8%

 Energy - 5.9%

 Oil & Gas Equipment & Services - 0.9%

 2,700

 National Oilwell Varco, Inc.

 $

 212,760

 Integrated Oil & Gas - 0.8%

 2,200

 Occidental Petroleum Corp.

 $

 187,022

 Oil & Gas Exploration & Production - 4.2%

 9,140

 Cabot Oil & Gas Corp.

 $

 378,487

 3,500

 ConocoPhillips, Inc.

 198,765

 3,890

 EQT Corp.

 209,904

 4,970

 Southwestern Energy Co. *

 154,716

 $

 941,872

 Total Energy

 $

 1,341,654

 Materials - 5.6%

 Diversified Chemicals - 1.0%

 4,100

 Eastman Chemical Co.

 $

 226,566

 Fertilizers & Agricultural Chemicals - 1.6%

 6,200

 The Mosaic Co.

 $

 359,042

 Specialty Chemicals - 0.7%

 2,600

 Ecolab, Inc.

 $

 166,478

 Metal & Glass Containers - 1.5%

 9,700

 Crown Holdings, Inc. *

 $

 351,625

 Diversified Metals & Mining - 0.8%

 4,700

 Freeport-McMoRan Copper & Gold, Inc.

 $

 169,717

 Total Materials

 $

 1,273,428

 Capital Goods - 11.3%

 Aerospace & Defense - 1.2%

 11,200

 Spirit Aerosystems Holdings, Inc. *

 $

 278,432

 Construction & Engineering - 1.3%

 10,700

 KBR, Inc.

 $

 289,863

 Electrical Components & Equipment - 0.8%

 5,395

 AMETEK, Inc.

 $

 185,102

 Industrial Conglomerates - 2.0%

 8,570

 Danaher Corp.

 $

 459,095

 Construction & Farm Machinery & Heavy Trucks - 1.3%

 5,300

 Joy Global, Inc.

 $

 282,914

 Industrial Machinery - 4.7%

 6,870

 Crane Co.

 $

 260,991

 10,500

 IDEX Corp.

 418,530

 6,120

 SPX Corp.

 391,068

 $

 1,070,589

 Total Capital Goods

 $

 2,565,995

 Transportation - 2.1%

 Airlines - 2.1%

 7,400

 Allegiant Travel Co. *

 $

 490,176

 Total Transportation

 $

 490,176

 Consumer Durables & Apparel - 3.9%

 Housewares & Specialties - 1.0%

 4,800

 Jarden Corp.

 $

 231,984

 Leisure Products - 0.6%

 5,180

 Brunswick Corp.

 $

 122,714

 Apparel, Accessories & Luxury Goods - 2.3%

 16,150

 Hanesbrands, Inc. *

 $

 523,744

 Total Consumer Durables & Apparel

 $

 878,442

 Consumer Services - 4.9%

 Hotels, Resorts & Cruise Lines - 2.3%

 4,360

 Starwood Hotels & Resorts Worldwide, Inc.

 $

 240,367

 5,390

 Wyndham Worldwide Corp.

 281,035

 $

 521,402

 Restaurants - 2.6%

 900

 Chipotle Mexican Grill, Inc. *

 $

 259,776

 6,540

 Starbucks Corp.

 324,449

 $

 584,225

 Total Consumer Services

 $

 1,105,627

 Retailing - 1.0%

 Apparel Retail - 1.0%

 9,800

 Express, Inc. *

 $

 152,978

 3,200

 Guess?, Inc.

 83,392

 $

 236,370

 Total Retailing

 $

 236,370

 Food & Staples Retailing - 1.7%

 Food Retail - 1.7%

 4,100

 Whole Foods Market, Inc.

 $

 396,675

 Total Food & Staples Retailing

 $

 396,675

 Food, Beverage & Tobacco - 6.9%

 Brewers - 1.1%

 2,900

 Anheuser-Busch InBev NV (A.D.R.)

 $

 244,122

 Soft Drinks - 2.4%

 6,400

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 540,800

 Packaged Foods & Meats - 1.7%

 6,290

 McCormick & Co., Inc.

 $

 386,458

 Tobacco - 1.7%

 11,600

 Altria Group, Inc.

 $

 393,936

 Total Food, Beverage & Tobacco

 $

 1,565,316

 Health Care Equipment & Services - 5.5%

 Health Care Equipment - 3.8%

 17,620

 ABIOMED, Inc. *

 $

 393,455

 1,800

 HeartWare International, Inc. *

 161,226

 14,620

 Insulet Corp. *

 306,581

 $

 861,262

 Health Care Services - 1.7%

 4,100

 DaVita, Inc. *

 $

 398,807

 Total Health Care Equipment & Services

 $

 1,260,069

 Pharmaceuticals, Biotechnology & Life Sciences - 13.3%

 Biotechnology - 6.3%

 37,900

 Amarin Corp Plc (A.D.R.) *

 $

 518,851

 4,590

 Cubist Pharmaceuticals, Inc. *

 212,058

 57,800

 Lexicon Pharmaceuticals, Inc. *

 129,472

 14,300

 Neurocrine Biosciences, Inc. *

 105,534

 29,600

 NPS Pharmaceuticals, Inc. *

 225,552

 4,700

 Vertex Pharmaceuticals, Inc. *

 250,651

 $

 1,442,118

 Pharmaceuticals - 6.0%

 9,600

 Auxilium Pharmaceuticals, Inc. *

 $

 223,680

 4,900

 Jazz Pharmaceuticals Plc *

 222,999

 17,500

 Pfizer, Inc.

 417,550

 3,900

 Salix Pharmaceuticals, Ltd. *

 171,444

 3,900

 Watson Pharmaceuticals, Inc. *

 317,265

 $

 1,352,938

 Life Sciences Tools & Services - 1.0%

 6,000

 Agilent Technologies, Inc.

 $

 222,960

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 3,018,016

 Banks - 2.6%

 Regional Banks - 2.6%

 9,500

 CIT Group, Inc. *

 $

 358,720

 3,650

 Signature Bank *

 235,900

 $

 594,620

 Total Banks

 $

 594,620

 Diversified Financials - 6.6%

 Consumer Finance - 6.6%

 5,400

 American Express Co.

 $

 314,820

 5,100

 Capital One Financial Corp.

 288,303

 16,400

 Discover Financial Services

 635,172

 5,760

 First Cash Financial Services, Inc. *

 257,011

 $

 1,495,306

 Total Diversified Financials

 $

 1,495,306

 Real Estate - 2.8%

 Office REIT's - 1.5%

 2,790

 Alexandria Real Estate Equities, Inc.

 $

 206,181

 6,660

 BioMed Realty Trust, Inc.

 123,410

 $

 329,591

 Residential REIT's - 1.3%

 6,400

 American Campus Communities, Inc.

 $

 298,368

 Total Real Estate

 $

 627,959

 Software & Services - 15.8%

 Internet Software & Services - 2.2%

 720

 Google, Inc. *

 $

 493,265

 Data Processing & Outsourced Services - 2.8%

 800

 Mastercard, Inc.

 $

 338,320

 8,850

 VeriFone Systems, Inc. *

 307,449

 $

 645,769

 Application Software - 6.6%

 22,100

 Aspen Technology, Inc. *

 $

 538,798

 1,500

 Citrix Systems, Inc. *

 116,535

 45,270

 Compuware Corp. *

 452,700

 8,480

 Nuance Communications, Inc. *

 202,248

 5,236

 Splunk, Inc. *

 180,118

 $

 1,490,399

 Systems Software - 4.2%

 15,000

 Microsoft Corp.

 $

 462,300

 15,800

 Oracle Corp.

 500,070

 67

 ServiceNow, Inc. *

 2,084

 $

 964,454

 Total Software & Services

 $

 3,593,887

 Technology Hardware & Equipment - 4.0%

 Computer Hardware - 2.6%

 900

 Apple, Inc.

 $

 598,716

 Computer Storage & Peripherals - 1.4%

 24,200

 OCZ Technology Group, Inc. *

 $

 136,972

 4,200

 SanDisk Corp. *

 173,124

 $

 310,096

 Total Technology Hardware & Equipment

 $

 908,812

 Semiconductors & Semiconductor Equipment - 2.3%

 Semiconductors - 2.3%

 6,620

 Analog Devices, Inc.

 $

 263,079

 46,700

 Entropic Communications, Inc. *

 253,581

 $

 516,660

 Total Semiconductors & Semiconductor Equipment

 $

 516,660

 Telecommunication Services - 0.8%

 Integrated Telecommunication Services - 0.8%

 4,300

 Verizon Communications, Inc.

 $

 184,642

 Total Telecommunication Services

 $

 184,642

 Utilities - 5.8%

 Electric Utilities - 2.3%

 14,200

 Northeast Utilities

 $

 534,914

 Multi-Utilities - 3.5%

 18,470

 CMS Energy Corp.

 $

 426,103

 9,760

 Wisconsin Energy Corp.

 370,490

 $

 796,593

 Total Utilities

 $

 1,331,507

 TOTAL COMMON STOCKS

 (Cost $18,797,188)

 $

 23,385,161

 TOTAL INVESTMENT IN SECURITIES - 102.8%

 (Cost $18,797,188) (a)

 $

 23,385,161

 OTHER ASSETS & LIABILITIES - (2.8)%

 $

 (645,388)

 TOTAL NET ASSETS - 100.0%

 $

 22,739,773

 *

 Non-income producing security.

 (a)

 At August 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $18,797,188 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

         5,042,203

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

           (454,230)

 Net unrealized gain

 $

 4,587,973

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of August 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
23,385,161

$
-

$
-

$
23,385,161

 Total

$
23,385,161

$
-

$
-

$
23,385,161

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Opportunity Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date October 30, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date October 30, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date October 30, 2012 * Print the name and title of each signing officer under his or her signature.